UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036

13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159

Signature, Place and Date of Signing:


/s/ Gregory L. Florio           New York, New York          November 16, 2009
--------------------        ------------------------       ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  98

Form 13F Information Table Value Total:  $894,370
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name

1.   028-10683                Marathon Global Equity Master Fund, Ltd.

2.   028-11614                Marathon Special Opportunity Master Fund, Ltd.

3.   028-12819                Marathon Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Marathon Asset Management, LLC
                                                         September 30, 2009
COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS  SOLE      SHARED NONE
--------------               --------------     -----       -------  -------   --- ----   ----------  -----  ----      ------ ----
3M CO                        COM               88579Y101     2,952      40,000     Call   SHARED      2         40,000  0      0
3M CO                        COM               88579Y101     2,952      40,000     Put    SHARED      2         40,000  0      0
AFLAC INC                    COM               001055102    17,117     400,500     Put    SHARED      2        400,500  0      0
AFLAC INC                    COM               001055102     4,253      99,500     Put    SOLE        NONE      99,500  0      0
AMAZON COM INC               COM               023135106     2,259      24,200     Call   SHARED      2         24,200  0      0
AMAZON COM INC               COM               023135106     2,259      24,200     Put    SHARED      2         24,200  0      0
APPLE INC                    COM               037833100     3,577      19,300     Call   SHARED      2         19,300  0      0
APPLE INC                    COM               037833100     3,577      19,300     Put    SHARED      2         19,300  0      0
AT&T INC                     COM               00206R102       286      10,580 SH         SHARED      2         10,580  0      0
AT&T INC                     COM               00206R102     3,560     131,800     Call   SHARED      2        131,800  0      0
AT&T INC                     COM               00206R102     3,560     131,800     Put    SHARED      2        131,800  0      0
BANK OF AMERICA CORPORATION  COM               060505104    14,917     881,600     Put    SHARED      2        881,600  0      0
BANK OF AMERICA CORPORATION  COM               060505104     3,695     218,400     Put    SOLE        NONE     218,400  0      0
BELO CORP                    COM SER A         080555105     2,423     447,960 SH         SHARED      2        447,960  0      0
BELO CORP                    COM SER A         080555105       900     166,289 SH         SOLE        NONE     166,289  0      0
BEST BUY INC                 COM               086516101     1,208      32,200     Call   SHARED      2         32,200  0      0
BEST BUY INC                 COM               086516101     1,208      32,200     Put    SHARED      2         32,200  0      0
CHEVRON CORP NEW             COM               166764100     3,036      43,100     Call   SHARED      2         43,100  0      0
CHEVRON CORP NEW             COM               166764100     3,036      43,100     Put    SHARED      2         43,100  0      0
CISCO SYS INC                COM               17275R102     3,081     130,900     Call   SHARED      2        130,900  0      0
CISCO SYS INC                COM               17275R102     3,081     130,900     Put    SHARED      2        130,900  0      0
COCA COLA CO                 COM               191216100     2,320      43,200     Call   SHARED      2         43,200  0      0
COCA COLA CO                 COM               191216100     2,320      43,200     Put    SHARED      2         43,200  0      0
COSTCO WHSL CORP NEW         COM               22160K105     1,573      27,900     Call   SHARED      2         27,900  0      0
COSTCO WHSL CORP NEW         COM               22160K105     1,573      27,900     Put    SHARED      2         27,900  0      0
DIAMONDS TR                  UNIT SER 1        252787106    14,715     151,557 SH         SHARED      2        151,557  0      0
EXXON MOBIL CORP             COM               30231G102       275       4,010 SH         SHARED      2          4,010  0      0
EXXON MOBIL CORP             COM               30231G102     3,712      54,100     Call   SHARED      2         54,100  0      0
EXXON MOBIL CORP             COM               30231G102     3,712      54,100     Put    SHARED      2         54,100  0      0
FLAGSTONE REINSURANCE HLDGS  SHS               G3529T105    25,663   2,275,127 SH         SHARED      2      2,275,127  0      0
GOOGLE INC                   CL A              38259P508       208         419 SH         SHARED      2            419  0      0
GOOGLE INC                   CL A              38259P508     5,702      11,500     Call   SHARED      2         11,500  0      0
GOOGLE INC                   CL A              38259P508     5,702      11,500     Put    SHARED      2         11,500  0      0
HOME DEPOT INC               COM               437076102       351      13,179 SH         SHARED      2         13,179  0      0
HOME DEPOT INC               COM               437076102     3,724     139,800     Call   SHARED      2        139,800  0      0
HOME DEPOT INC               COM               437076102     3,724     139,800     Put    SHARED      2        139,800  0      0
HONEYWELL INTL INC           COM               438516106     3,741     100,700     Call   SHARED      2        100,700  0      0
HONEYWELL INTL INC           COM               438516106     3,741     100,700     Put    SHARED      2        100,700  0      0
INTEL CORP                   COM               458140100     1,965     100,400     Call   SHARED      2        100,400  0      0
INTEL CORP                   COM               458140100     1,965     100,400     Put    SHARED      2        100,400  0      0
INTERNATIONAL BUSINESS MACHS COM               459200101     9,318      77,900     Call   SHARED      2         77,900  0      0
INTERNATIONAL BUSINESS MACHS COM               459200101     9,318      77,900     Put    SHARED      2         77,900  0      0
ISHARES INC                  MSCI BRAZIL       464286400     4,701      69,500     Call   SHARED      2         69,500  0      0
ISHARES INC                  MSCI BRAZIL       464286400     4,701      69,500     Put    SHARED      2         69,500  0      0
ISHARES TR INDEX             DJ US REAL EST    464287739     1,195      28,000 SH         SOLE        NONE      28,000  0      0
ISHARES TR INDEX             MSCI EAFE IDX     464287465       209       3,825 SH         SHARED      2          3,825  0      0
ISHARES TR                   S&P GLB MTRLS     464288695    19,878     356,560 SH         SHARED      2        356,560  0      0
ISHARES TR                   S&P GLB MTRLS     464288695     5,284      94,779 SH         SOLE        NONE      94,779  0      0
ISHARES TR INDEX             MSCI EMERG MKT    464287234     3,482      89,500     Call   SHARED      2         89,500  0      0
ISHARES TR INDEX             MSCI EMERG MKT    464287234     3,482      89,500     Put    SHARED      2         89,500  0      0
ISHARES TR INDEX             MSCI EAFE IDX     464287465    12,183     222,800     Call   SHARED      2        222,800  0      0
ISHARES TR INDEX             MSCI EAFE IDX     464287465    12,183     222,800     Put    SHARED      2        222,800  0      0
JOHNSON & JOHNSON            COM               478160104     3,032      49,800     Call   SHARED      2         49,800  0      0
JOHNSON & JOHNSON            COM               478160104     3,032      49,800     Put    SHARED      2         49,800  0      0
LOWES COS INC                COM               548661107       973      46,480 SH         SHARED      2         46,480  0      0
MCDONALDS CORP               COM               580135101     2,882      50,500     Call   SHARED      2         50,500  0      0
MCDONALDS CORP               COM               580135101     2,882      50,500     Put    SHARED      2         50,500  0      0
METROGAS INC                 SPON ADR B        591673207        69      27,165 SH         SHARED      3         27,165  0      0
METROGAS INC                 SPON ADR B        591673207        78      30,707 SH         SOLE        NONE      30,707  0      0
ORACLE CORP                  COM               68389X105     1,855      89,000     Call   SHARED      2         89,000  0      0
ORACLE CORP                  COM               68389X105     1,855      89,000     Put    SHARED      2         89,000  0      0
OWENS CORNING NEW            *W EXP 10/30/201  690742127       237     137,126 SH         SHARED      2        137,126  0      0
PACER INTL INC TENN          COM               69373H106     1,539     398,766 SH         SHARED      2        398,766  0      0
POWERSHARES QQQ TRUST        UNIT SER 1        73935A104     1,319      31,215 SH         SHARED      2         31,215  0      0
PROCTER & GAMBLE CO          COM               742718109     2,850      49,200     Call   SHARED      2         49,200  0      0
PROCTER & GAMBLE CO          COM               742718109     2,850      49,200     Put    SHARED      2         49,200  0      0
PROSHARES TR                 PSHS REAL ESTAT   74347R552       485      50,000 SH         SOLE        NONE      50,000  0      0
REGIONS FINANCIAL CORP NEW   COM               7591EP100     6,210   1,000,000 SH         SHARED      2      1,000,000  0      0
RETAIL HOLDRS TR             COM               76127U101     5,797      66,100 SH         SHARED      2         66,100  0      0
SAKS INC                     COM               79377W108     9,328   1,367,700     Call   SHARED      2      1,367,700  0      0
SAKS INC                     COM               79377W108     1,868     273,900     Call   SOLE        NONE     273,900  0      0
SALEM COMMUNICATIONS CORP DE CL A              794093104        40      17,681 SH         SHARED      2         17,681  0      0
SELECT SECTOR SPDR TR        SBI INT-INDS      81369Y704     1,331      50,548 SH         SHARED      2         50,548  0      0
SINCLAIR BROADCAST GROUP INC CL A              829226109     1,662     464,332 SH         SHARED      2        464,332  0      0
SINCLAIR BROADCAST GROUP INC CL A              829226109       632     176,459 SH         SOLE        NONE     176,459  0      0
SPDR SERIES TRUST            S&P METALS MNG    78464A755    19,383     424,700     Call   SHARED      2        424,700  0      0
SPDR SERIES TRUST            S&P METALS MNG    78464A755     4,806     105,300     Call   SOLE        NONE     105,300  0      0
SPDR TR                      UNIT SER 1        78462F103     4,162      39,417 SH         SHARED      2         39,417  0      0
SPDR TR                      UNIT SER 1        78462F103       327       3,100     Call   SHARED      2          3,100  0      0
SPDR TR                      UNIT SER 1        78462F103    84,092     796,400     Put    SHARED      2        796,400  0      0
SPDR TR                      UNIT SER 1        78462F103   365,320   3,459,800     Put    SOLE        NONE   3,459,800  0      0
TARGET CORP                  COM               87612E106     8,893     190,500     Call   SHARED      2        190,500  0      0
TARGET CORP                  COM               87612E106     2,577      55,200     Put    SHARED      2         55,200  0      0
TARGET CORP                  COM               87612E106    61,618   1,320,000     Put    SOLE        NONE   1,320,000  0      0
TELECOM ARGENTINA S A        SPON ADR REP B    879273209     6,372     398,504 SH         SHARED      2        398,504  0      0
TELECOM ARGENTINA S A        SPON ADR REP B    879273209       849      53,100 SH         SOLE        NONE      53,100  0      0
UNISYS CORP                  COM               909214108     2,403     900,000 SH         SHARED      2        900,000  0      0
UNISYS CORP                  COM               909214108       935     350,000 SH         SOLE        NONE     350,000  0      0
UNISYS CORP                  COM               909214108     1,096     410,400     Call   SHARED      2        410,400  0      0
UNISYS CORP                  COM               909214108       269     100,900     Call   SOLE        NONE     100,900  0      0
UNITED TECHNOLOGIES CORP     COM               913017109     2,675      43,900     Call   SHARED      2         43,900  0      0
UNITED TECHNOLOGIES CORP     COM               913017109     2,675      43,900     Put    SHARED      2         43,900  0      0
WAL MART STORES INC          COM               931142103     2,613      53,233 SH         SHARED      2         53,233  0      0
WAL MART STORES INC          COM               931142103     2,361      48,100     Call   SHARED      2         48,100  0      0
WAL MART STORES INC          COM               931142103     2,361      48,100     Put    SHARED      2         48,100  0      0
WALGREEN CO                  COM               931422109     2,454      65,500     Call   SHARED      2         65,500  0      0
WALGREEN CO                  COM               931422109     2,454      65,500     Put    SHARED      2         65,500  0      0
WELLS FARGO & CO NEW         COM               949746101     5,312     188,500     Call   SHARED      2        188,500  0      0

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